Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses
Accrued expenses

Accrued expenses as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Accrued voyage expenses	$28,755	$17,731
Accrued loan interest	14,150	7,944
Accrued legal and professional fees	4,558	8,190
Total accrued expenses	$47,463	$33,865